Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Central Index Key	dei_EntityCentralIndexKey	0001323737
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017